Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 5. Related Party Transactions

Advances, related party

During the nine months ended September 30, 2024, Mr. Day advanced the Company $72,000 and was repaid $72,000. The advances are unsecured, non-interest bearing and are payable on demand. As of September 30, 2024, the advances, related party balance owed to Mr. Day were $0.

Expense paid on the Company’s behalf

During the nine months ended September 30, 2024 and 2023, Mr. Day paid $249,113 and $352,952, respectively, of expenses related to legal, accounting payroll and other expenses on the Company’s behalf and was repaid $213,042 and $262,850, respectively. As of September 30, 2024 and December 31, 2023, the balance owed to Mr. Day was $40,408 and $4,337, respectively.

During the nine months ended September 30, 2024, Mr. Leal paid $8,862 of expenses on the Company’s behalf. As of September 30, 2024, the balance owed to Mr. Leal was $8,862.

Founder note

Rowland Day, the Company’s prior CEO agreed to provide the necessary working capital for the Company’s business. At the end of each calendar quarter the convertible promissory note is adjusted based upon the funds provided. The convertible promissory note bears interest at 5% and was originally convertible into Series B-1 preferred stock at the rate of $0.10 per share. The convertible promissory note is due upon demand. On October 1, 2023, with no consideration given, Mr. Day agreed to waive the convertible feature on the note payable, related party. During the nine months ended September 30, 2024 and 2023, this Company recorded imputed interest expense of $4,995.

As of September 30, 2024 and December 31, 2023, the note payable, related party principal balance was $221,990, with accrued interest of $41,623 and $33,299, respectively.

Senior secured notes payable

On May 10, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $225,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 10, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date). The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder. The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. To secure the prompt and complete payment of all Secured Obligations, for value received and pursuant to the Note, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

On June 12, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $216,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) December 12, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder. The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. To secure the prompt and complete payment of all Secured Obligations, for value received and pursuant to the Note, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

On August 12, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $80,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) February 12, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder. The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. To secure the prompt and complete payment of all Secured Obligations, for value received and pursuant to the Note, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

On August 27, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $5,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures on October 31, 2024. The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder. The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. To secure the prompt and complete payment of all Secured Obligations, for value received and pursuant to the Note, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

On September 26, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $23,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) March 26, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder. The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. To secure the prompt and complete payment of all Secured Obligations, for value received and pursuant to the Note, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

As of September 30, 2024 and December 31, 2023, the note payable, related party principal balance was $549,000 and $0, with accrued interest of $37,904 and $0, respectively.

Accrued salary and interest

On October 1, 2023, the Company and Mr. Day entered into a settlement and general release agreement. Per the agreement, Mr. Day agreed to settle all accrued salary and interest for service provided prior to September 1, 2022. As a result, the Company recorded a settlement of $351,459 as a contribution to capital during the year ended December 31, 2023. During the nine months ended September 30, 2024, the Company recorded an additional $4,448 as a contribution to capital related to the settlement.

Common stock and Series B-1 stock issuances

On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for the additional issuance of 1,772,800 shares of common stock and 2,946,074 shares of Series B-1 Convertible preferred stock to Saul Leal as stock-based compensation. Refer to Note 6 for additional disclosure related to the valuation of the shares issued.

Note 5. Related Party Transactions

Expense paid on the Company’s behalf

During the years ended December 31, 2023 and 2022, Mr. Day paid $469,952 and $113,439, respectively, of expenses related to legal, accounting payroll and other expenses on the Company’s behalf and was repaid $479,425 and $103,030, respectively. As of December 31, 2023 and 2022, the balance owed to Mr. Day was $4,337 and $13,809, respectively.

Founder note

Rowland W. Day II, the Company’s prior CEO agreed to provide the necessary working capital for the Company’s business. At the end of each calendar quarter the convertible promissory note is adjusted based upon the funds provided. The convertible promissory note bears interest at 5% and is convertible into Series B-1 preferred stock at the rate of $0.10 per share. The convertible promissory note is due upon demand. During the years ended December 31, 2023 and 2022, this Company recorded imputed interest expense of $6,660. On October 1, 2023, with no consideration given, Mr. Day agreed to waive the convertible feature on the note payable, related party. As of December 31, 2023, the note payable, related party principal balance was $221,990, with accrued interest of $33,299. As of December 31, 2022, the convertible note payable, related party principal balance was $221,990, with accrued interest of $22,198.

Common stock and Series B-1 stock issuances

On May 2, 2023, the Board approved an addendum to the Share Exchange Agreement previously entered into on August 1, 2022, between the Company, Metalanguage, and Saul Leal. The Addendum provided for the additional issuance of 1,772,800 shares of common stock and 2,946,074 shares of Series B-1 Convertible preferred stock to Saul Leal, as stock-based compensation. Refer to Note 6 for additional disclosure related to the valuation of the shares issued.

Accrued salary and interest

On October 1, 2023, the Company and Mr. Day entered into a settlement and general release agreement. Per the agreement, Mr. Day agreed to settle all accrued salary and interest for service provided prior to the September 1, 2022. As a result, the Company recorded the settlement of $351,459 as a contribution to capital.